UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 1999
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Check here if Amendment [_]; Amendment Number: N/A
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This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

/s/ Joseph W. Haleski             Pittsburgh, PA                02/8/00
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




	Title					          Investment Discretion					Voting Authority
	of
Security	                     Class	 Cusip	    Market Value	     Quantity	 Sole	Share	Others	Managers		Sole	Share	None


21ST CENTURY INSURANCE GROUP	   COM	90130N103	 "$1,931,250.00"	  "100,000"	  X 					         "100,000"
ACE LIMITED	                    COM	G0070K1030	"$7,926,562.50"	  "475,000"	  X 					         "475,000"
AIRGAS, INC.                    COM	009363102	 "$4,750,000.00"	  "500,000"	  X  					        "500,000"
AMDOCS LIMITED	                 COM	G026021030	"$603,750.00"	    "17,500"	   X 					         "17,500"
AMERICAN FINANCIAL GROUP, INC.  COM	025932104	 "$8,835,625.00"	  "335,000"	  X 					         "335,000"
AMERICAN INTL GROUP	            COM	026874107	 "$25,409,375.00"	 "235,000"	  X 					         "235,000"
AMERICAN MOBILE SATELLITE CORP.	COM	02755R103	 "$4,212,500.00"	  "200,000"	  X 					         "200,000"
AON CORPORATION	                COM	037389103	 "$25,600,000.00"	 "640,000"	  X 					         "640,000"
ARIBA INC.	                     COM	04033J104	 "$20,806,087.50"	 "117,300"	  X 					         "117,300"
AT&T CANADA INC.	               COM	00207Q202	 "$25,631,200.00"	 "636,800"	  X 					         "636,800"
BIOGEN, INC.                    COM	090597105	 "$116,187,500.00" "1,375,000"	X 					         "1,375,000"
CBS CORPORATION	                COM	12490K107	 "$36,124,687.50"	 "565,000"	  X 					         "565,000"
CHUBB CORPORATION	              COM	171232101	 "$34,913,750.00"	 "620,000"	  X 					         "620,000"
CITRIX SYSTEMS, INC.            COM	177376100	 "$12,300,000.00"	 "100,000"	  X 					         "100,000"
CNA FINANCIAL CORPORATION	      COM	126117100	 "$10,045,875.00"	 "258,000"	  X 					         "258,000"
COLUMBIA HCA/HEALTHCARE CORP.	  COM	197677107	 "$29,312,499.99"	 "1,000,000"	X 					         "1,000,000"
DBT ONLINE, INC.                COM	233044106	 "$4,936,961.25"	  "202,542"	  X 					         "202,542"
DII GROUP, INC.                 COM	232949107	 "$4,967,812.54"	  "70,000"	   X 					         "70,000"
FREEMARKETS, INC                COM 356602102  "1,706,562.50"    "5,000"     X               "5,000"
GEMSTAR INTL GROUP LTD	         COM	G026021030 "$28,500,000.00"	 "400,000"	  X 					         "400,000"
GENENTECH INC.	                 COM	368710406	 "$96,302,000.00"	 "716,000"	  X 					         "716,000"
GILEAD SCIENCES, INC.           COM	375558103	 "$27,062,500.00"	 "500,000"	  X 					         "500,000"
GLOBALSTAR TELECOMM  LTD	       COM	6393H1040	 "$35,827,000.00"	 "814,250"	  X 					         "814,250"
GRUPO TELEVISA SA ADR	          COM	40049J206	 "$13,267,800.00"	 "194,400"	  X 					         "194,400"
HOMESTAKE MINING COMPANY	       COM	437614100	 "$7,812,500.00"	  "1,000,000"	X 					         "1,000,000"
HUMAN GENOME SCIENCES, INC.     COM	428236103	 "$5,769,225.00"	  "37,800"	   X 					         "37,800"
IDEC PHARMACEUTICALS CORP.      COM	449370105	 "$98,250,000.00"	 "1,000,000"	X 					         "1,000,000"
INTERTRUST TECH CORP	           COM	40113Q109	 "$11,762,500.00"	 "100,000"	  X 					         "100,000"
ISS GROUP INC	                  COM	450306105	 "$7,112,500.00"	  "100,000"	  X 					         "100,000"
LIFEPOINT HOSPITALS, INC.       COM	53219L109	 "$621,691.87"	    "52,630"	   X 					         "52,630"
LSI LOGIC CORPORATION	          COM	502161102	 "$48,262,500.00"	 "715,000"	  X 					         "715,000"
MILLENNIUM PHARM., INC.         COM	599902103	 "$39,345,000.00"	 "322,500"	  X 					         "322,500"
NIPPON TELEGRAPH& TELEPONE CORP COM 654624105  "861,250.00"      "10,000"    X               "10,000"
ORACLE CORPORATION	             COM	68389X105	 "$190,506,250.00"	"1,700,000"	X 					         "1,700,000"
PE CORP- CELERA GENOMICS GROUP	 COM	69332S201	 "$2,771,400.00"	  "18,600"	   X 					         "18,600"
PEGASUS COMMUN CORP.	           COM	705904100	 "$5,376,250.00"	  "55,000"	   X 					         "55,000"
PERKINELMER, INC.               COM	714046109	 "$10,421,875.00"	 "250,000"	  X 					         "250,000"
PROGENICS PHARMACEUTICALS, INC. COM	743187106	 "$8,186,562.50"	  "167,500"	  X 					         "167,500"
QUALCOMM INCORPORATED	          COM	747525103	 "$239,530,000.00"	"1,360,000"	X 					         "1,360,000"
QUORUM HEALTH GROUP, INC.       COM	749084109	 "$1,862,500.00"	  "200,000"	  X 					         "200,000"
READER'S DIGEST ASSOC, INC.     COM	755267101	 "$2,925,000.00"	  "100,000"	  X 					         "100 ,000"
RELIASTAR FINANCIAL CORP.	      COM	75952J103	 "$20,377,500.00"	 "520,000"	  X 					         "520,000"
SEVEN SEAS PETROLEUM INC.	      COM	817917107	 "$2,942,800.00"	  "1,681,600"	X 					         "1,681,600"
SK TELECOM CO LTD ADR	          COM	78440P108	 "$72,912,500.00"	 "1,900,000"	X 					         "1,900,000"
SONERA OYJ CORP SPON ADR	       COM	835433202	 "$65,095,000.00"	 "940,000"	  X 					         "940,000"
ST. PAUL COMPANIES	             COM	866810104	 "$6,737,500.00"	  "200,000"	  X 					         "200,000"
SUN MICROSYSTEMS, INC.          COM	866810104	 "$103,766,250.00"	"1,340,000"	X 					         "1,340,000"
TELEBRAS SPONS ADR PFD BLOCK	   COM	847495520  "$38,550,000.00"	 "300,000"	  X 					         "300,000"
TELEFONOS DE MEXICO-SP ADR L	   COM	879403780  "$30,375,000.00"	 "270,000"	  X 					         "270,000"
TEXAS INSTRUMENTS INC.	         COM	882508104 	"$29,062,500.00"	 "300,000"	  X 					         "300,000"
TORCHMARK CORPORATION	          COM	891027104	 "$19,762,500.00"	 "680,000"	  X 					         "680,000"
TRIAD HOSPITALS, INC.           COM	89579K109	 "$796,028.75"	    "52,630"	   X 					         "52,630"
TRIANGLE PHARMACEUTICALS, INC.  COM	89589H104	 "$10,250,000.00"	 "800,000"	  X 					         "800,000"
TRICON GLOBAL RESTAURANTS, INC. COM	895953107	 "$27,037,500.00"	 "700,000"	  X 					         "700,000"
TRIPATH IMAGING, INC.           COM	896942109	 "$195,590.98"	    "47,416"	   X 					         "47,416"
UNUMPROVIDENT CORPORATION	      COM	91529Y106	 "$9,458,437.50"	  "295,000"	  X 					         "295,000"
VERISIGN INC	                   COM	92343E102	 "$87,831,250.00"	 "460,000"	  X 					         "460,000"
VOICESTREAM WIRELESS CORP	      COM	928615103	 "$28,462,500.00"	 "200,000"	  X 					         "200,000"
ZIXIT CORPORATION               COM	98974P100	 "$6,934,375.00"	  "175,000"	  X 					         "175,000"

GRAND TOTAL			                                 "$1,819,085,535.38"
